Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
For the remaining period of 2025	$ 210,993
2026	421,986
2027	274,248
Total lease payments	907,227
Less: imputed interest	35,271
Total	871,956
Less: current portion	397,266	$ 363,297
Non-current portion	$ 474,690	$ 628,499